Claims revenue	12 Months Ended
Dec. 31, 2016
Contractors [Abstract]
Claims revenue
Claims revenue

Year ended December 31,	2016	2015
Claims revenue recognized	$1,171	$7,547
The table below represents the classification of uncollected claims on the balance sheet:

	December 31, 2016	December 31, 2015
Accounts receivable	$1,171	$—
Unbilled revenue	7,088	7,547
	$8,259	$7,547

Subsequent to December 31, 2016, $1,171 of the uncollected claims were approved by the customer.